Fair Value Measurements - Changes in the fair value of the derivative warrant liabilities (Details) - SPRING VALLEY ACQUISITION CORP - Level 3 - USD ($)	3 Months Ended	4 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2020	Dec. 31, 2021
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Derivative warrant liabilities at the beginning	$ 14,774,000	$ 0	$ 14,685,000
Issuance of Public and Private Warrants		22,529,000
Transfer of Public Warrants to Level 1	(14,774,000)	(12,650,000)
Change in fair value of derivative warrant liabilities		4,806,000	89,000
Derivative warrant liabilities at the end	$ 0	$ 14,685,000	$ 14,774,000